Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2019
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Disclosure of Exchange Rates of Local Currencies Translated to Mexican Pesos
The translation of assets and liabilities denominated in foreign currencies into Mexican pesos is for consolidation purposes and does not indicate that the Company could realize or settle the reported value of those assets and liabilities in Mexican pesos. Additionally, this does not indicate that the Company could return or distribute the reported Mexican peso value in equity to its shareholders.

		Exchange Rates of Local Currencies Translated to Mexican Pesos (1)
		Average Exchange Rate for						Exchange Rate as of December 31,
Country or Zone	Functional coin	2019		2018		2017		2019		2018
Mexico	Mexican peso	Ps.	1.00	Ps.	1.00	Ps.	1.00	Ps.	1.00	Ps.	1.00
Guatemala	Quetzal		2.50		2.56		2.57		2.45		2.54
Costa Rica	Colon		0.03		0.03		0.03		0.03		0.03
Panama	U.S Dollar		19.26		19.24		18.93		18.85		19.68
Colombia	Colombian peso		0.01		0.01		0.01		0.01		0.01
Nicaragua	Cordoba		0.58		0.61		0.63		0.56		0.61
Argentina	Argentine peso		0.41		0.73		1.15		0.31		0.52
Brazil	Reais		4.89		5.29		5.94		4.68		5.08
Philippines	Philippine peso		NA		0.37		0.38		NA		0.37
Uruguay	Uruguayan peso		0.55		0.63		0.66		0.51		0.61

(1)	Exchange rates published by the central bank of each country

Disclosure of Recognition of Effects of Inflation in Countries with Hyperinflationary Economic Environments
As of December 31, 2019, 2018, and 2017, the operations of the Company are classified as follows:

Country	Cumulative Inflation 2017- 2019	Type of Economy	Cumulative Inflation 2016-2018	Type of Economy	Cumulative Inflation 2015-2017	Type of Economy
Mexico	13.2%	Non-hyperinflationary	15.7%	Non-hyperinflationary	12.7%	Non-hyperinflationary
Guatemala	11.8%	Non-hyperinflationary	12.2%	Non-hyperinflationary	13.5%	Non-hyperinflationary
Costa Rica	5.8%	Non-hyperinflationary	5.7%	Non-hyperinflationary	2.5%	Non-hyperinflationary
Panama	0.5%	Non-hyperinflationary	2.1%	Non-hyperinflationary	2.3%	Non-hyperinflationary
Colombia	11.0%	Non-hyperinflationary	13.4%	Non-hyperinflationary	17.5%	Non-hyperinflationary
Nicaragua	15.6%	Non-hyperinflationary	13.1%	Non-hyperinflationary	12.3%	Non-hyperinflationary
Argentina	179.4%	Hyperinflationary	158.4%	Hyperinflationary	101.5%	Non-hyperinflationary
Brazil	11.1%	Non-hyperinflationary	13.1%	Non-hyperinflationary	21.1%	Non-hyperinflationary
Uruguay	22.0%	Non-hyperinflationary	25.3%	Non-hyperinflationary	NA	Non-hyperinflationary
Philippines	NA	Non-hyperinflationary	11.9%	Non-hyperinflationary	7.5%	Non-hyperinflationary

Disclosure of Estimated Useful Lives of Company's Principal Assets
The estimated useful lives of the Company’s principal assets are as follows:

Years
Buildings	40 – 50
Machinery and equipment	10 – 20
Distribution equipment	7 – 15
Refrigeration equipment	5 – 7
Returnable bottles	1.5 – 3
Other equipment	3 – 10

Summary of Revenue from Contracts with Customers

Sources of Revenue	For the year ended December 31, 2019			For the year ended December 31, 2018		For the year ended December 31, 2017
Sale of products	Ps.	192,342		Ps.	181,823	Ps.	182,850
Services rendered		385			330		262
Other operating revenues		1,744	(1)		189		144

Revenue from contracts with customers	Ps.	194,471		Ps.	182,342	Ps.	183,256